Significant disposition - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Dec. 23, 2022	Oct. 31, 2022
Statement [Line Items]
Assets	$ 1,933,019		$ 1,917,219
Liabilities	$ 1,825,220		$ 1,809,044
Disposal groups classified as held for sale [member]
Statement [Line Items]
Assets		$ 27,000
Liabilities		$ 26,000